Other current and Long Term liabilities:	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

12. Other current and Long Term liabilities:

12.1. Other current liabilities:

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Funding from partner GSK short term	1,038	734
R&D credit tax financing short term	1,778	-
Employee service award provision short term	495	641
Valued-added tax payable	122	251
Provision for retirement indemnity short term	-	129
Conditional grants	-	240
Total Other current liabilities	3,433	1,995

In connection with the 2004 supply agreement with GSK (see Note 3), the Company received funds to finance facilities related assets. A total of $8,188,000 has been spent on the acquisition of buildings and fixtures and a total of $11,138,000 has been spent on behalf of GSK for the purchase of production equipment. As of December 31, 2011 the funds received from GSK to finance the acquisition of assets owned by Flamel are classified as a current liability for $285,000 and as a long term liability for $4,081,000. In July 2006, Flamel and GSK entered into a side agreement to the original agreement whereby GSK partially sponsored the extension of the Micropump development facility (see Note 3). This facility was completed in March 2008. As of December 31, 2007, the Company had received all installments from GSK for financing of this project. The total installments amounted to $8,097,000. As of December 31, 2011, the funds received from GSK are classified as a current liability for $449,000 and as a long term liability for $2,825,000 (see Note 12.2).

The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets (see Note 3).

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity (see Note 19).

For the year ended December 31, 2010 the provision for service award amounted to $2,912,000 of which $495,000 is short term. For the year ended December 31, 2011 the provision amounted to $2,876,000 of which $641,000 is short term.

In December 2008, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $8,013,000 secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2005, 2006 and 2007 (see Note 18). Two advances were obtained. The first amount for $4,272,000 and secured against the research tax credit from 2005 amounting to $5,114,000 was reimbursed in 2009. The second amounts to $3,741,000 and is secured against the research credit tax from 2006 and 2007 totaling $4,880,000, was reimbursed in 2010 for $1,879,000 and 2011 for $1,778,000. The interest rate applied was the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.8%. In 2011, the operation was renewed through the research credit tax from 2010 and received an advance amounting $6,682,000 representing 90% of the research credit tax. The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. As of December 31, 2010 the funding was classified as a short term liability for $1,778,000. As of December 31, 2011 the total liability is long term for an amount $6,682,000.

12.2. Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Funding from partner GSK long term	7,888	6,906
Conditional grants	1,753	-
Provision for retirement indemnity (see note 19)	1,880	1,978
R&D credit tax financing long term (see note 12.1)	-	6,682
Employee service award provision long term	2,417	2,235
Other	23	22
Total Other long term liabilities	13,961	17,823

Funding from GSK long term amounted to $4,081,000 in connection with the supply agreement signed in December 2004 and relates to the acquisition of buildings and fixtures and $2,825,000 in connection with the side agreement to the original agreement, signed in July 2006 (see Note 12.1).

Conditional grants of $1.8 million in 2008 and 2009 were received from local authorities to partly finance investments at Pessac. The grants are conditional on completion of the total investment programme and ongoing employment at the facilities for a period of three to five years. The Company recognizes conditional grants as an offset to operating expenses once all conditions stated in the grant have been met. As of December 31, 2010 the Company did not recognize any amount related to conditional grants. As of December 31, 2011 the Company recognized $2,128,000 and the remainder is classified as short term liabilities for an amount of $240,000.